Related Party Balances and Transactions (Details) - 6 months ended Jun. 30, 2024	CNY (¥)	USD ($)
MicroAlgo [Member]
Related Party Balances and Rransactions [Line Items]
Disposal of gain and loss	¥ 1,416,187	$ 198,713